UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03741)

Exact name of registrant as specified in charter:	Putnam New York Tax Exempt Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2019

Date of reporting period:	February 28, 2019

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund
The fund's portfolio
2/28/19 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FCS — Farm Credit System
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.74% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (98.9%)(a)
	Rating(RAT)	Principal amount	Value
Guam (0.8%)
Territory of GU, Dept. of Ed. COP, (John F. Kennedy High School), Ser. A, 6.875%, 12/1/40	B+	$500,000	$513,120
Territory of GU, Govt. Ltd. Oblig. Rev. Bonds, (Section 30), Ser. A, 5.625%, 12/1/29 (Prerefunded 12/1/19)	AAA/P	3,000,000	3,090,870
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40 (Prerefunded 7/1/20)	A-	2,100,000	2,209,179
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
U.S. Govt. Coll., 5.50%, 10/1/40 (Prerefunded 10/1/20)	Baa2	1,300,000	1,377,688
5.00%, 10/1/34	Baa2	700,000	734,447

			7,925,304
Massachusetts (0.6%)
MA State Trans. Fund Rev. Bonds, Ser. A, 5.00%, 6/1/43	Aa1	5,000,000	5,696,650

			5,696,650
New York (96.8%)
Albany, Cap. Resource Corp. Rev. Bonds
(St. Peter's Hosp.), U.S. Govt. Coll., 6.25%, 11/15/38 (Prerefunded 11/15/20)	AAA/P	4,110,000	4,425,730
(Albany College of Pharmacy & Hlth. Sciences), 5.00%, 12/1/33	BBB+	325,000	356,249
(Albany College of Pharmacy & Hlth. Sciences), 5.00%, 12/1/32	BBB+	495,000	543,441
(Empire Commons Student Hsg., Inc.), 5.00%, 5/1/31	A	700,000	798,161
(Albany College of Pharmacy & Hlth. Sciences), 5.00%, 12/1/30	BBB+	250,000	277,750
(Empire Commons Student Hsg., Inc.), 5.00%, 5/1/30	A	350,000	402,010
Brookhaven, Local Dev. Corp. Rev. Bonds, (Jeffersons Ferry), 5.25%, 11/1/36	BBB+/F	1,200,000	1,336,020
Buffalo & Erie Cnty., Indl. Land Dev. Corp. Rev. Bonds
(Catholic Hlth. Syst. Oblig. Group), 5.25%, 7/1/35	Baa1	1,000,000	1,113,200
(Orchard Park), 5.00%, 11/15/37	BBB-/F	4,470,000	4,711,291
(Charter School for Applied Tech.), Ser. A, 5.00%, 6/1/35	BBB-	2,000,000	2,148,720
(Orchard Park), 5.00%, 11/15/30	BBB-/F	500,000	538,835
Buffalo & Fort Erie, Pub. Bridge Auth. Rev. Bonds
5.00%, 1/1/42	A+	2,250,000	2,517,593
(Toll Bridge Syst.), 5.00%, 1/1/25	A+	400,000	465,968
(Toll Bridge Syst.), 5.00%, 1/1/24	A+	250,000	285,798
Build NY City Resource Corp. Rev. Bonds
(Manhattan College), 5.00%, 8/1/47	A-	1,000,000	1,115,710
(YMCA of Greater NY), 5.00%, 8/1/40	A-	2,050,000	2,276,976
5.00%, 7/1/40	A+	3,175,000	3,583,591
(Q Student Residences, LLC), Ser. A, 5.00%, 6/1/38	Aa2	2,850,000	3,208,644
(South Bronx Charter School for Intl. Cultures & the Arts), Ser. A, 5.00%, 4/15/33	BB+	2,000,000	2,046,880
(Bronx Charter School for Excellence), Ser. A, 5.00%, 4/1/33	BBB-	500,000	520,140
(YMCA of Greater NY), 5.00%, 8/1/32	A-	1,740,000	1,862,948
Build NY City Resource Corp. 144A Rev. Bonds, (Inwood Academy Leadership Charter School), Ser. A, 5.125%, 5/1/38	BB/P	1,100,000	1,111,539
Build NY City Resource Corp. Solid Waste Disp. 144A Rev. Bonds, (Pratt Paper NY, Inc.), 5.00%, 1/1/35	B+/P	1,750,000	1,861,930
Dutchess Cnty., Local Dev. Corp. Rev. Bonds
(Anderson Ctr. Svcs., Inc.), 6.00%, 10/1/30	BB+	3,160,000	3,220,072
(Culinary Inst. of America (The)), 5.00%, 7/1/32	Baa2	300,000	337,521
Erie Cnty., Fiscal Stability Auth. Rev. Bonds, (Sales Tax & State Aid), Ser. D
5.00%, 9/1/39	Aa1	515,000	593,965
5.00%, 9/1/38	Aa1	1,500,000	1,733,085
5.00%, 9/1/37	Aa1	1,000,000	1,160,960
5.00%, 9/1/36	Aa1	1,500,000	1,750,890
5.00%, 9/1/35	Aa1	1,250,000	1,467,463
Geneva, Dev. Corp. Rev. Bonds, (Hobart & William Smith Colleges)
5.25%, 9/1/44	A	2,000,000	2,240,300
5.00%, 9/1/32	A	2,000,000	2,189,180
Glen Cove, Local Econ. Assistance Corp. Rev. Bonds, (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero% (5.625%, 1/1/24), 1/1/55(STP)	B/P	600,000	492,768
Hempstead Town, Local Dev. Corp. Rev. Bonds
(Adelphi U.), Ser. B, 5.25%, 2/1/39	A-	1,500,000	1,503,540
(Molloy College), 5.00%, 7/1/48	BBB	1,000,000	1,092,920
(Hofstra U.), 5.00%, 7/1/47	A2	1,000,000	1,121,710
(Molloy College), 5.00%, 7/1/44	BBB	2,300,000	2,433,952
(Molloy College), 5.00%, 7/1/43	BBB	1,025,000	1,123,800
(Hofstra U.), 5.00%, 7/1/42	A2	1,200,000	1,347,456
(Molloy College), 5.00%, 7/1/38	BBB	865,000	959,968
(Molloy College), 5.00%, 7/1/38	BBB	480,000	527,846
(Molloy College), 5.00%, 7/1/37	BBB	315,000	347,565
(Adelphi U.), Ser. B, 5.00%, 2/1/34	A-	3,000,000	3,006,360
(Hofstra U.), 5.00%, 7/1/28	A2	650,000	695,188
Hudson Yards Infrastructure Corp. Rev. Bonds, Ser. A
5.75%, 2/15/47	Aa3	1,180,000	1,265,408
FHLMC Coll., U.S. Govt. Coll., 5.75%, 2/15/47 (Prerefunded 2/15/21)	Aa3	1,920,000	2,074,464
Liberty, Dev. Corp. Rev. Bonds, (Goldman Sachs Headquarters)
5.50%, 10/1/37	A3	4,010,000	5,081,753
5.25%, 10/1/35	A3	4,000,000	4,914,960
Long Island, Pwr. Auth. Elec. Syst. Rev. Bonds
Ser. C, AGC, 5.25%, 9/1/29	AA	3,835,000	4,682,880
Ser. B, 5.00%, 9/1/46	A3	2,500,000	2,782,875
Ser. B, 5.00%, 9/1/45	A3	2,000,000	2,229,740
Ser. A, 5.00%, 9/1/44	A3	8,500,000	9,370,825
5.00%, 9/1/42	A3	2,000,000	2,252,520
Ser. B, 5.00%, 9/1/41	A3	5,250,000	5,877,008
Ser. A, 5.00%, 9/1/39	A3	8,800,000	9,819,568
5.00%, 9/1/37	A3	1,000,000	1,142,320
5.00%, 9/1/36	A3	1,000,000	1,148,500
Ser. B, 5.00%, 9/1/36	A3	1,500,000	1,705,830
5.00%, 9/1/35	A3	1,000,000	1,154,280
5.00%, 9/1/34	A3	1,000,000	1,158,880
5.00%, 9/1/33	A3	500,000	582,630
AGM, zero %, 6/1/28	AA	2,510,000	1,943,368
Metro. Trans. Auth. Rev. Bonds
Ser. C, 5.00%, 11/15/41	A1	3,305,000	3,562,625
Ser. D, 5.00%, 11/15/38	A1	4,070,000	4,432,596
Ser. B, 5.00%, 11/15/33	A1	5,220,000	5,935,453
Ser. D-1, 5.00%, 11/15/33	A1	960,000	1,065,197
(Green Bonds), Ser. C-1, 4.00%, 11/15/35	A1	27,955,000	29,458,128
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 2.19%, 11/1/26	AA	5,095,000	5,052,406
Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5.25%, 11/15/34	AA	5,600,000	6,620,824
(Green Bonds), Ser. B-1, 5.00%, 11/15/36	AA	3,500,000	4,024,790
(Green Bonds), Ser. B-1, 5.00%, 11/15/34	AA	3,500,000	4,061,505
Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(Rochester Gen. Hosp.), 5.00%, 12/1/46	A-	3,000,000	3,290,520
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/37	A-	2,000,000	2,162,800
(Rochester Gen. Hosp.), 5.00%, 12/1/35	A-	600,000	677,952
(U. of Rochester), Ser. A, 5.00%, 7/1/33	Aa3	1,000,000	1,144,290
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/32	A-	1,250,000	1,360,588
(St. John Fisher College), Ser. A, 5.00%, 6/1/29	A-	800,000	899,832
(U. of Rochester), Ser. C, 4.00%, 7/1/37	Aa3	2,700,000	2,845,773
(U. of Rochester), Ser. C, 4.00%, 7/1/36	Aa3	850,000	901,570
(U. of Rochester), Ser. D, 4.00%, 7/1/36	Aa3	750,000	795,503
(U. of Rochester), Ser. C, 4.00%, 7/1/35	Aa3	1,000,000	1,065,980
(U. of Rochester), Ser. D, 4.00%, 7/1/34	Aa3	1,000,000	1,071,730
(U. of Rochester), Ser. C, 4.00%, 7/1/33	Aa3	1,500,000	1,616,655
(U. of Rochester), Ser. C, 4.00%, 7/1/32	Aa3	1,600,000	1,733,104
(U. of Rochester), Ser. D, 4.00%, 7/1/32	Aa3	1,000,000	1,083,190
MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A2	9,500,000	10,064,300
Nassau Cnty., G.O. Bonds
Ser. C, 5.00%, 10/1/31	A+	5,000,000	5,799,950
Ser. A, AGM, 5.00%, 4/1/30	AA	8,680,000	9,824,545
Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds
(South Nassau Communities Hosp.), 5.00%, 7/1/37	Baa1	2,050,000	2,197,621
(Winthrop U. Hosp. Assn.), 5.00%, 7/1/37	Baa2	1,000,000	1,055,530
(Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/33	A-	1,355,000	1,469,376
(Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/32	A-	1,500,000	1,632,000
(South Nassau Communities Hosp.), 5.00%, 7/1/27	Baa1	1,255,000	1,364,549
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5.25%, 6/1/26	B-	5,640,000	5,640,902
New Rochelle, Corp. Local Dev. Rev. Bonds, (Iona College), Ser. A, 5.00%, 7/1/40	Baa2	350,000	382,085
Niagara Area Dev. Corp. Rev. Bonds, (Niagara U.), Ser. A
5.00%, 5/1/42	BBB+	1,000,000	1,060,900
5.00%, 5/1/35	BBB+	1,670,000	1,790,992
5.00%, 5/1/30	BBB+	2,230,000	2,422,828
Niagara Area Dev. Corp. Solid Waste Disp. Fac. 144A Rev. Bonds, (Covanta Holding Corp.), Ser. A, 4.75%, 11/1/42	B1	5,000,000	4,964,550
Niagara Falls, Rev. Bonds, Ser. A, BAM, 4.00%, 10/1/44	AA	500,000	510,385
Niagara Frontier Trans. Auth. Rev. Bonds, (Buffalo Niagara Intl. Arpt.), Ser. A
5.00%, 4/1/39	A3	1,040,000	1,171,695
5.00%, 4/1/37	A3	1,000,000	1,136,290
5.00%, 4/1/35	A3	200,000	229,494
5.00%, 4/1/28	A3	2,560,000	2,855,885
5.00%, 4/1/27	A3	875,000	979,230
5.00%, 4/1/24	A3	2,000,000	2,253,480
NY City, G.O. Bonds
Ser. F-1, 5.00%, 4/1/45	Aa2	8,000,000	9,090,240
Ser. F-1, 5.00%, 4/1/43	Aa2	2,640,000	3,007,250
Ser. E-1, 5.00%, 3/1/39	Aa2	5,000,000	5,751,600
Ser. F-1, 5.00%, 3/1/37	Aa2	2,000,000	2,206,260
Ser. B-1, 5.00%, 12/1/35	Aa2	2,000,000	2,304,420
Ser. E, 5.00%, 8/1/34	Aa2	6,360,000	7,325,448
Ser. A-1, 5.00%, 8/1/32	Aa2	5,000,000	5,356,050
NY City, VRDN, Ser. I, 1.70%, 4/1/36	VMIG 1	6,655,000	6,655,000
NY City, Hsg. Dev. Corp. Rev. Bonds, (Multi-Fam. Hsg.), Ser. H-2-A, 4.40%, 5/1/31	AA+	4,000,000	4,131,960
NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium), AGC, 7.00%, 3/1/49	AA	1,000,000	1,004,630
(Queens Baseball Stadium), AMBAC, 5.00%, 1/1/24	Baa2	3,500,000	3,507,770
NY City, Indl. Dev. Agcy. Arpt. Facs. Rev. Bonds, (Sr. Trips), Ser. A, 5.00%, 7/1/28	BBB	1,500,000	1,604,670
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. EE, 5.25%, 6/15/40	Aa1	10,000,000	10,096,300
Ser. EE, 5.00%, 6/15/47	Aa1	5,365,000	5,860,619
(2nd Gen. Resolution), 5.00%, 6/15/46	Aa1	12,460,000	13,933,021
(2nd Gen. Resolution), Ser. BB, 5.00%, 6/15/46	Aa1	2,500,000	2,735,175
(2nd Gen. Resolution), Ser. HH, 5.00%, 6/15/39	Aa1	9,000,000	10,146,510
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN, Ser. DD-1, 1.68%, 6/15/43	VMIG 1	10,400,000	10,400,000
NY City, Transitional Fin. Auth. Rev. Bonds
Ser. E-1, 5.00%, 2/1/41	AAA	5,200,000	5,824,052
Ser. B-1, 5.00%, 8/1/40	AAA	6,575,000	7,442,045
Ser. E-1, 5.00%, 2/1/40	AAA	5,800,000	6,524,826
Ser. B-1, 5.00%, 8/1/39	AAA	3,660,000	4,110,436
Ser. E-1, 5.00%, 2/1/39	AAA	9,000,000	10,157,310
Ser. B-1, 5.00%, 8/1/38	AAA	5,000,000	5,693,000
Ser. A-1, 5.00%, 5/1/37	AAA	1,000,000	1,138,600
Ser. A-1, 5.00%, 5/1/36	AAA	3,585,000	4,097,225
Ser. E-1, 5.00%, 2/1/34	AAA	8,000,000	9,176,560
Ser. A-1, 5.00%, 5/1/32	AAA	4,780,000	5,541,980
Ser. E-1, 5.00%, 2/1/31	AAA	2,600,000	3,016,598
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, 5.00%, 7/15/43	Aa2	6,500,000	7,260,305
Ser. S-1, 5.00%, 7/15/40	Aa2	4,550,000	5,061,693
Ser. S-2, 5.00%, 7/15/40	Aa2	8,110,000	9,093,094
Ser. S-1, 5.00%, 7/15/37	Aa2	7,500,000	8,197,575
Ser. S-2A, 5.00%, 7/15/36	Aa2	3,250,000	3,792,295
Ser. S-3A, 5.00%, 7/15/34	Aa2	4,250,000	5,015,043
NY City, Trust for Cultural Resources Rev. Bonds
(Wildlife Conservation Society), Ser. A, 5.00%, 8/1/42	AA-	1,915,000	2,120,652
(Wildlife Conservation Society), Ser. A, 5.00%, 8/1/38	AA-	1,250,000	1,388,663
(Whitney Museum of American Art), 5.00%, 7/1/31	A+	2,000,000	2,114,280
NY Counties, Tobacco Trust II Rev. Bonds, (Tobacco Settlement Pass Through), 5.75%, 6/1/43	BBB	840,000	851,819
NY Counties, Tobacco Trust III Rev. Bonds, (Tobacco Settlement Pass Through), 6.00%, 6/1/43	A3	85,000	85,118
NY Counties, Tobacco Trust IV Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A, 5.00%, 6/1/38	B-	7,250,000	7,126,315
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through)
Ser. A-2B, 5.00%, 6/1/51	BBB	3,300,000	3,347,784
Ser. B, 5.00%, 6/1/41	BBB+	250,000	263,798
Ser. B, 5.00%, 6/1/36	A-	265,000	283,566
NY Liberty Dev. Corp. Rev. Bonds, (Bank of America Tower), Ser. CL1, 5.625%, 1/15/46	AA+	2,000,000	2,065,060
NY State Convention Ctr. Dev. Corp. Rev. Bonds, (Hotel Unit Fee)
5.00%, 11/15/45	Aa3	3,000,000	3,363,600
zero %, 11/15/50	Aa3	7,000,000	1,932,770
NY State Dorm. Auth. Rev. Bonds
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/40	Aa2	6,000,000	7,796,460
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/31	Aa2	6,170,000	7,658,574
Ser. E, 5.00%, 3/15/38	Aa1	10,000,000	11,666,000
NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(NYU Hosp. Ctr.), Ser. A, 6.00%, 7/1/40 (Prerefunded 7/1/20)	A3	1,500,000	1,587,375
(Brooklyn Law School), 5.75%, 7/1/33	Baa1	1,000,000	1,010,600
(Skidmore College), Ser. A, 5.50%, 7/1/41	A1	3,000,000	3,234,660
(North Shore Long Island Jewish Oblig. Group), Ser. A, U.S. Govt. Coll., 5.50%, 5/1/37 (Prerefunded 5/1/19)	A3	11,500,000	11,572,910
(Fordham U.), Ser. A, U.S. Govt. Coll., 5.50%, 7/1/36 (Prerefunded 7/1/21)	A2	1,800,000	1,963,440
(Culinary Inst. of America), 5.50%, 7/1/33	Baa2	735,000	820,370
(North Shore Long Island Jewish Oblig. Group), Ser. E, 5.50%, 5/1/33	A3	2,000,000	2,010,440
(St. Joseph's College), 5.25%, 7/1/35	Ba1	2,000,000	2,031,880
(Manhattan Marymount College), 5.25%, 7/1/29	Baa2	2,000,000	2,019,860
(Highland Hosp. Rochester), 5.20%, 7/1/32	A2	1,000,000	1,037,270
(Mount Sinai School of Medicine), FCS, U.S. Govt. Coll, FNMA Coll., FHL Banks Coll., 5.125%, 7/1/39 (Prerefunded 7/1/19)	A3	5,000,000	5,057,750
(School Dist. Fin. Program), Ser. C, AGC, 5.125%, 10/1/36	AA	40,000	40,757
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/43	A3	2,500,000	2,727,550
(NYU), Ser. A, 5.00%, 7/1/42	Aa2	10,485,000	12,254,239
(Teachers College), 5.00%, 7/1/42	A1	3,000,000	3,245,820
(St. Francis College), 5.00%, 10/1/40	BBB+	3,000,000	3,128,430
(Pratt Institute), 5.00%, 7/1/39	A2	2,750,000	3,074,913
(Pratt Institute), Ser. A, 5.00%, 7/1/39	A2	1,000,000	1,109,480
(Rochester Inst. of Tech.), 5.00%, 7/1/38	A1	2,000,000	2,161,220
(St. John's U.), Ser. A, 5.00%, 7/1/37	A3	1,400,000	1,585,374
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/37	A3	3,000,000	3,323,310
Ser. A, 5.00%, 7/1/36	Aa2	1,000,000	1,179,880
(Memorial Sloan-Kettering Cancer Ctr.), 5.00%, 7/1/36	Aa3	1,125,000	1,217,183
(NYU), Ser. A, 5.00%, 7/1/35	Aa2	2,000,000	2,297,400
(Culinary Inst. of America), 5.00%, 7/1/34	Baa2	350,000	374,518
(NYU), Ser. A, 5.00%, 7/1/34	Aa2	7,000,000	8,227,940
(Pratt Institute), Ser. A, 5.00%, 7/1/34	A2	1,000,000	1,119,460
(Teachers College), 5.00%, 7/1/34	A1	2,750,000	2,988,205
Ser. A, 5.00%, 7/1/33	Aa2	1,000,000	1,200,360
(NYU Hosp. Ctr.), 5.00%, 7/1/33	A3	360,000	412,121
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/33	A3	5,000,000	5,609,300
(St. Francis College), 5.00%, 10/1/32	BBB+	2,360,000	2,467,404
(School Dist. Fin. Program), Ser. C, AGC, 5.00%, 10/1/31	AA	20,000	20,358
(New School (The)), 5.00%, 7/1/31	A3	5,000,000	5,319,350
(NYU Hosp. Ctr.), 5.00%, 7/1/30	A3	1,000,000	1,163,590
(Brooklyn Law School), Ser. A, 5.00%, 7/1/29	Baa1	1,000,000	1,086,100
(Brooklyn Law School), Ser. A, 5.00%, 7/1/27	Baa1	1,000,000	1,092,000
(Brooklyn Law School), Ser. A, 5.00%, 7/1/26	Baa1	1,000,000	1,095,830
(Teachers College), Ser. A, 5.00%, 7/1/26	A1	1,000,000	1,093,340
Ser. A, 4.00%, 7/1/35	Aa2	1,000,000	1,078,720
Ser. A, 4.00%, 7/1/34	Aa2	1,195,000	1,297,758
NY State Dorm. Auth. Non-State Supported Debt 144A Rev. Bonds, (Orange Regl. Med. Ctr.)
5.00%, 12/1/37	Baa3	4,300,000	4,740,406
5.00%, 12/1/36	Baa3	700,000	774,501
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. C, 5.00%, 3/15/41	Aa1	10,000,000	10,574,700
(Group C), Ser. B, 5.00%, 2/15/41	Aa1	5,000,000	5,573,850
(Bidding Group 3 Bonds), Ser. B, 5.00%, 2/15/39	Aa1	3,000,000	3,432,210
(Group B), Ser. B, 5.00%, 2/15/34	Aa1	1,000,000	1,135,230
NY State Dorm. Auth. Sales Tax Rev. Bonds
Ser. 2015B-B, 5.00%, 3/15/35	Aa1	5,000,000	5,713,400
Ser. A, 5.00%, 3/15/34	Aa1	10,000,000	11,570,500
Ser. A, 5.00%, 3/15/32	Aa1	2,905,000	3,396,003
NY State Dorm. Auth. State Supported Debt Rev. Bonds, (State U. of NY), Ser. A
5.00%, 7/1/42	Aa2	2,000,000	2,169,220
5.00%, 7/1/41	Aa2	5,250,000	5,593,980
NY State Dorm. Auth. State Supported Debt Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/44	Aa1	5,500,000	6,049,450
NY State Env. Fac. Corp. Rev. Bonds, (United Wtr. New Rochelle), Ser. A, 4.875%, 9/1/40	A-	5,000,000	5,176,750
NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19), (Casella Waste Syst., Inc.), 3.75%, 12/1/44	B	2,000,000	2,011,620
NY State Hsg. Fin. Agcy. Rev. Bonds, (Affordable Hsg.)
Ser. A, 5.00%, 11/1/42	Aa2	4,660,000	4,730,552
Ser. B, 4.85%, 11/1/41	Aa2	2,600,000	2,613,832
NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr.), Class 3, 5.00%, 3/15/44	A2	1,000,000	1,066,600
(7 World Trade Ctr.), Class 2, 5.00%, 9/15/43	A1	4,000,000	4,300,560
(1 World Trade Center Port Auth.), 5.00%, 12/15/41	Aa3	7,500,000	8,065,125
(7 World Trade Ctr.), Class 1, 5.00%, 9/15/40	Aaa	4,815,000	5,222,349
(4 World Trade Ctr.), 5.00%, 11/15/31	A+	2,500,000	2,688,375
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	3,000,000	3,128,010
NY State Mtge. Agcy. Rev. Bonds, Ser. 189, 3.85%, 10/1/34	Aa1	1,645,000	1,654,426
NY State Pwr. Auth. Rev. Bonds, Ser. A, 5.00%, 11/15/38	Aa1	2,000,000	2,160,560
NY State Thruway Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/46	A2	2,000,000	2,214,540
Ser. L, 5.00%, 1/1/33	A1	1,500,000	1,781,025
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.25%, 1/1/50	Baa3	1,000,000	1,068,900
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa3	1,000,000	1,059,200
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	2,500,000	2,660,675
(Delta Air Lines, Inc.-LaGuardia Arpt. Term. C&D), 5.00%, 1/1/34	Baa3	2,000,000	2,261,600
(Delta Air Lines, Inc.-LaGuardia Arpt. Term. C&D), 5.00%, 1/1/33	Baa3	2,500,000	2,839,575
(Delta Air Lines, Inc.-LaGuardia Arpt. Term. C&D), 5.00%, 1/1/32	Baa3	6,000,000	6,845,280
(American Airlines, Inc.-John F. Kennedy Intl. Arpt.), 5.00%, 8/1/31	BB-	1,500,000	1,556,085
(Terminal One Group Assn.), 5.00%, 1/1/23	Baa1	1,500,000	1,648,680
NY State Urban Dev. Corp. Rev. Bonds, (Clarkson Ctr.), 5.50%, 1/1/20	Aa2	375,000	386,771
NY State Urban Dev. Corp. Personal Income Tax Rev. Bonds, (Group C), Ser. A , 5.00%, 3/15/38	Aa1	6,515,000	7,381,821
Onondaga Cnty., Resource Recvy. Agcy. Rev. Bonds, Ser. A, AGM, 5.00%, 5/1/29	AA	3,120,000	3,500,453
Onondaga Cnty., Trust For Cultural Resources Rev. Bonds, (Syracuse U.), 5.00%, 12/1/36	Aa3	2,000,000	2,155,320
Onondaga, Civic Dev. Corp. Rev. Bonds, (Le Moyne College)
5.375%, 7/1/40	Baa2	3,900,000	4,020,393
5.00%, 7/1/34	Baa2	445,000	486,025
5.00%, 7/1/32	Baa2	1,635,000	1,731,874
Oyster Bay, G.O. Bonds, (Pub. Impt.), 4.00%, 2/15/26	Baa3	3,000,000	3,266,580
Port Auth. of NY & NJ Rev. Bonds
Ser. 85, 5.375%, 3/1/28	Aa3	1,000,000	1,173,090
Ser. 186, 5.00%, 10/15/44	Aa3	8,000,000	8,776,080
Ser. 206, 5.00%, 11/15/42	Aa3	5,000,000	5,593,750
Ser. 194, 5.00%, 10/15/41	Aa3	5,450,000	6,171,253
Ser. 197, 5.00%, 11/15/34	Aa3	2,500,000	2,852,525
Ser. 185, 5.00%, 9/1/30	Aa3	2,000,000	2,262,240
Port Auth. of NY & NJ Special Oblig. Rev. Bonds
(KIAC Partners Special Project - 5th Installment), 6.75%, 10/1/19	BBB-/P	600,000	612,510
(John F. Kennedy Intl. Air Term.), 6.00%, 12/1/42	Baa1	3,500,000	3,699,290
Schenectady Cnty., Cap. Resource Corp. Rev. Bonds, (Union College), 5.00%, 7/1/32	A1	3,430,000	3,738,597
Southold, Local Dev. Corp. Rev. Bonds, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/45	BBB-/F	2,250,000	2,308,500
St. Lawrence Cnty., Indl. Dev. Agcy. Civic Dev. Corp. Rev. Bonds
(Clarkson U.), Ser. A, 5.25%, 9/1/33	Baa1	1,050,000	1,133,276
(Clarkson U.), Ser. A, 5.00%, 9/1/41	Baa1	1,750,000	1,863,750
Suffolk Cnty., G.O. Bonds, Ser. B, AGM, 5.00%, 10/15/26	AA	4,000,000	4,729,040
Suffolk Cnty., Econ. Dev. Corp. Rev. Bonds, (Peconic Landing Southold), 6.00%, 12/1/40	BBB-/F	1,225,000	1,285,135
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds, (Nissequogue Cogen. Partners Fac.), 5.50%, 1/1/23	BBB-/P	1,025,000	1,025,226
Syracuse, Indl. Dev. Agcy. Rev. Bonds, (Carousel Ctr.), Ser. A, 5.00%, 1/1/35	Baa1	4,275,000	4,621,788
Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN, (Syracuse U.), Ser. A-2, 1.70%, 12/1/37	VMIG 1	7,535,000	7,535,000
Tompkins Cnty., Dev. Corp. Rev. Bonds
(Ithaca College), AGM, 5.375%, 7/1/41 (Prerefunded 1/1/21)	AAA/P	1,000,000	1,067,790
(Kendal at Ithaca, Inc.), 5.00%, 7/1/44	BBB	2,570,000	2,703,229
(Ithaca College), 5.00%, 7/1/41	A2	715,000	811,489
(Ithaca College), 5.00%, 7/1/37	A2	250,000	286,545
(Ithaca College), 5.00%, 7/1/35	A2	150,000	173,550
(Ithaca College), 5.00%, 7/1/34	A2	150,000	174,131
Triborough Bridge & Tunnel Auth. Mandatory Put Bonds (10/1/20), Ser. D, 2.095%, 11/15/38	Aa3	10,000,000	10,011,100
Triborough Bridge & Tunnel Auth. Rev. Bonds
Ser. A, 5.00%, 11/15/44	Aa3	2,340,000	2,630,043
Ser. A, 5.00%, 11/15/41	Aa3	3,750,000	4,242,225
Ser. A, 5.00%, 11/15/39	Aa3	3,500,000	3,950,240
Ser. B, 5.00%, 11/15/38	Aa3	1,000,000	1,151,390
Ser. B, zero %, 11/15/32	Aa3	3,900,000	2,470,338
Ser. A, zero %, 11/15/30	A1	7,000,000	4,860,170
Triborough Bridge & Tunnel Auth. VRDN, Ser. F, 1.71%, 11/1/32	VMIG 1	2,300,000	2,300,000
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/41	BBB+	15,490,000	16,433,496
Westchester Cnty., Hlth. Care Corp. Rev. Bonds, Ser. C-2
6.125%, 11/1/37	Baa2	380,000	402,732
U.S. Govt. Coll., 6.125%, 11/1/37 (Prerefunded 11/1/20)	AAA/P	3,005,000	3,227,100
Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds, (Pace U.), Ser. A, 5.50%, 5/1/42	BBB-	2,750,000	2,987,105
Westchester Cnty., Local Dev. Corp. Rev. Bonds
(Purchase Hsg. Corp. II), 5.00%, 6/1/47	BBB	1,000,000	1,092,800
(Westchester Med. Ctr.), 5.00%, 11/1/46	Baa2	3,500,000	3,749,935
(Purchase Hsg. Corp. II), 5.00%, 6/1/42	BBB	1,235,000	1,352,967
Westchester Tobacco Asset Securitization Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/41	BBB+	1,250,000	1,318,975
Western Nassau Cnty., Wtr. Auth. Rev. Bonds, Ser. A, 5.00%, 4/1/40	A1	2,150,000	2,415,934
Yonkers, G.O. Bonds
Ser. A, AGM, 5.00%, 11/15/31	AA	2,200,000	2,551,252
Ser. E, AGM, 5.00%, 9/1/23	AA	3,135,000	3,589,105
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds, (St. John's Riverside Hosp.), Ser. A, 7.125%, 7/1/31	B-	1,835,000	1,835,697

			920,952,918
Puerto Rico (0.7%)
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA
NATL, 5.50%, 7/1/20	Baa2	365,000	374,494
NATL, U.S. Govt. Coll., 5.50%, 7/1/20 (Escrowed to maturity)	Baa2	635,000	666,464
NATL, 5.50%, 7/1/19	Baa2	540,000	543,780
Cmnwlth. of PR, Sales Tax Fin. Corp. (COFINA) Rev. Bonds
Class 2, zero %, 8/1/47	BBB/P	13,883,351	3,379,208
Ser. 07A, zero %, 8/1/43	BBB/P	1,120,732	1,117,930
Ser. 07A, zero %, 8/1/43	BBB/P	369,044	349,669

			6,431,545

Total municipal bonds and notes (cost $918,474,023)			$941,006,417

UNITIZED TRUST (0.1%)(a)
	Shares	Value
CMS Liquidating Trust 144A(F)(NON)	600	$1,350,048

Total unitized trust (cost $1,816,443)		$1,350,048

SHORT-TERM INVESTMENTS (—%)(a)
	Principal amount	Value
U.S. Treasury Bills 2.528%, 6/20/19(SEG)	$150,000	$148,892
U.S. Treasury Bills 2.440%, 5/23/19(SEG)	65,000	64,641

Total short-term investments (cost $213,503)		$213,533
TOTAL INVESTMENTS

Total investments (cost $920,503,969)		$942,569,998

FUTURES CONTRACTS OUTSTANDING at 2/28/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	55	$8,777,656	$8,777,656	Jun-19	$83,718

Unrealized appreciation					83,718

Unrealized (depreciation)					—

Total					$83,718

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2018 through February 28, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $951,523,233.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $213,511.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.74%, 2.49% and 2.62%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	18.7%
	Transportation	17.2
	Tax bonds	16.8
	Utilities	12.0
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$941,006,417	$—
Unitized trust	—	—	1,350,048
Short-term investments	—	213,533	—

Totals by level	$—	$941,219,950	$1,350,048
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$83,718	$—	$—

Totals by level	$83,718	$—	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$83,718	$—

Total	$83,718	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	40

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2019